Stockholders' deficiency - Options outstanding under Plan (Details 1) (Stock Options)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 15, 2012 CAD	Feb. 29, 2012 CAD	Mar. 31, 2013 CAD	Dec. 31, 2012 CAD	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance				0	1,020,000	1,020,000
Granted	90,000	930,000		1,020,000
Ending balance					1,020,000	1,020,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning balance (in Canadian dollars per share)			0.50		$ 0.50	$ 0.50
Granted (in Canadian dollars per share)	0.50	0.50		0.50
Ending balance (in Canadian dollars per share)			0.50	0.50	$ 0.50	$ 0.50